Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Basic Materials — 2.9%
288,056	Axalta Coating Systems, Ltd.*	9,540,415
41,000	Cabot Corp.	2,304,200
70,200	Chemours Co. (The)	2,355,912
11,700	Eastman Chemical Co.	1,414,647
345,711	Element Solutions, Inc.	8,393,863
40,302	FMC Corp.	4,428,787
80,900	Huntsman Corp.	2,821,792
56,300	Koppers Holdings, Inc.*	1,762,190
85,050	Mosaic Co. (The)	3,341,614
24,159	Quaker Chemical Corp.	5,575,414
17,400	Reliance Steel & Aluminum Co.	2,822,628
56,461	RPM International, Inc.	5,702,561
35,900	Schweitzer-Mauduit International, Inc.	1,073,410
45,400	Steel Dynamics, Inc.	2,817,978
18,800	Trinseo Plc	986,248
41,500	Tronox Holdings Plc Class A	997,245

		56,338,904

	Communications — 3.1%
58,900	AMC Networks, Inc. Class A*	2,028,516
50,300	Cars.com, Inc.*	809,327
81,939	Ciena Corp.*	6,306,845
61,475	Cogent Communications Holdings, Inc.	4,498,740
108,300	Entercom Communications Corp. Class A*	278,331
103,116	ePlus, Inc.*	5,555,890
32,240	F5 Networks, Inc.*	7,889,450
89,600	Gray Television, Inc.	1,806,336
54,600	Juniper Networks, Inc.	1,949,766
1	Liberty Broadband Corp. Class C*	161
166,357	Liberty Latin America, Ltd. Class A*	1,939,723
287,418	Liberty Latin America, Ltd. Class C*	3,276,565
165,800	Lumen Technologies, Inc.	2,080,790
93,160	Lyft, Inc. Class A*	3,980,727
14,200	Nexstar Media Group, Inc. Class A	2,143,916
20,800	Nice, Ltd., ADR* (a)	6,314,880
9,700	Preformed Line Products Co.	627,590
42,590	Q2 Holdings, Inc.*	3,383,350
46,706	Revolve Group, Inc.*	2,617,404
107,200	TEGNA, Inc.	1,989,632

		59,477,939

	Consumer, Cyclical — 15.4%
41,095	Advance Auto Parts, Inc.	9,857,869
12,700	Alaska Air Group, Inc.*	661,670
62,800	Allison Transmission Holdings, Inc.	2,282,780
83,200	American Axle & Manufacturing Holdings, Inc.*	776,256
341,598	BJ’s Wholesale Club Holdings, Inc.*	22,876,818

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
58,700	BorgWarner, Inc.	2,645,609
61,985	BRP, Inc.	5,436,704
68,113	Brunswick Corp.	6,861,023
16,066	Burlington Stores, Inc.*	4,683,400
295,273	Cannae Holdings, Inc.*	10,378,846
34,234	Carter’s, Inc.	3,465,165
14,395	Casey’s General Stores, Inc.	2,840,853
22,945	Cavco Industries, Inc.*	7,288,479
14,008	Churchill Downs, Inc.	3,374,527
31,913	Columbia Sportswear Co.	3,109,603
32,000	Dick’s Sporting Goods, Inc.(a)	3,679,680
50,077	Dorman Products, Inc.*	5,659,202
41,100	Ethan Allen Interiors, Inc.	1,080,519
86,633	Five Below, Inc.*	17,923,501
45,178	Floor & Decor Holdings, Inc. Class A*	5,873,592
39,400	Foot Locker, Inc.	1,719,022
25,733	Fox Factory Holding Corp.*	4,377,183
29,600	Genesco, Inc.*	1,899,432
56,976	Gentherm, Inc.*	4,951,214
41,400	GMS, Inc.*	2,488,554
79,900	Goodyear Tire & Rubber Co. (The)*	1,703,468
11,500	Group 1 Automotive, Inc.	2,245,030
45,000	Harley-Davidson, Inc.	1,696,050
41,200	Haverty Furniture Cos., Inc.	1,259,484
37,400	Herman Miller, Inc.	1,465,706
33,000	Hibbett, Inc.	2,373,690
76,710	IAA, Inc.*	3,883,060
57,400	JetBlue Airways Corp.*	817,376
14,100	Johnson Outdoors, Inc. Class A	1,321,029
38,900	Kohl’s Corp.	1,921,271
53,400	La-Z-Boy, Inc.	1,938,954
26,411	LCI Industries	4,116,683
10,200	Lear Corp.	1,866,090
22,549	Lithia Motors, Inc. Class A	6,695,926
219,189	LKQ Corp.	13,157,916
28,200	MDC Holdings, Inc.	1,574,406
72,600	Meritor, Inc.*	1,799,028
34,300	Methode Electronics, Inc.	1,686,531
34,800	Miller Industries, Inc.	1,162,320
72,305	Modine Manufacturing Co.*	729,557
44,135	Murphy USA, Inc.	8,793,457
131,931	National Vision Holdings, Inc.*	6,331,369
105,570	Nordstrom, Inc.* (a)	2,387,993
21,000	Nu Skin Enterprises, Inc. Class A	1,065,750
39,500	ODP Corp. (The)*	1,551,560
34,649	Planet Fitness, Inc. Class A*	3,138,506
51,936	Polaris, Inc.	5,708,286
11,451	Pool Corp.	6,481,266
43,500	PulteGroup, Inc.	2,486,460

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
109,000	Qurate Retail, Inc. Series A	828,400
105,500	REV Group, Inc.	1,492,825
91,100	Sally Beauty Holdings, Inc.*	1,681,706
25,400	ScanSource, Inc.*	891,032
27,303	SiteOne Landscape Supply, Inc.*	6,614,971
80,155	Skechers USA, Inc. Class A*	3,478,727
34,300	SkyWest, Inc.*	1,347,990
41,300	Sonic Automotive, Inc. Class A	2,042,285
149,300	Tapestry, Inc.	6,061,580
114,836	Texas Roadhouse, Inc. Class A	10,252,558
47,400	Toll Brothers, Inc.	3,431,286
105,600	Tri Pointe Homes, Inc.*	2,945,184
40,671	UniFirst Corp.	8,557,178
91,693	Univar Solutions, Inc.*	2,599,497
28,055	Vail Resorts, Inc.	9,199,235
21,200	Whirlpool Corp.	4,974,792
8,700	Williams-Sonoma, Inc.	1,471,431
19,442	Winnebago Industries, Inc.	1,456,595
127,822	World Fuel Services Corp.	3,383,448

		300,260,443

	Consumer, Non-cyclical — 21.6%
212,365	Acadia Healthcare Co., Inc.*	12,890,555
144,100	ACCO Brands Corp.	1,190,266
33,388	Adtalem Global Education, Inc.*	986,949
127,889	AngioDynamics, Inc.*	3,527,179
9,692	Argenx SE, ADR*	3,394,041
51,558	Ascendis Pharma AS, ADR*	6,936,098
161,480	Avantor, Inc.*	6,804,767
51,870	Axonics, Inc.*	2,904,720
20,888	Bio-Rad Laboratories, Inc. Class A*	15,782,346
9,398	Bio-Techne Corp.	4,861,961
277,100	BioDelivery Sciences International, Inc.*	859,010
30,603	Biohaven Pharmaceutical Holding Co., Ltd.*	4,217,399
62,028	Blueprint Medicines Corp.*	6,643,819
105,121	Booz Allen Hamilton Holding Corp. Class A	8,913,210
31,947	Bright Horizons Family Solutions, Inc.*	4,021,488
12,968	Bunge, Ltd.	1,210,692
160,417	Catalent, Inc.*	20,538,189
227,128	Catalyst Pharmaceuticals, Inc.*	1,537,657
8,030	Charles River Laboratories International, Inc.*	3,025,543
34,263	CONMED Corp.	4,857,123
513,147	CoreCivic, Inc.*	5,116,076
5,490	CRA International, Inc.	512,546
29,400	DaVita, Inc.*	3,344,544
46,200	Deluxe Corp.	1,483,482
365,483	Dun & Bradstreet Holdings, Inc.*	7,488,747
156,200	Elanco Animal Health, Inc.*	4,432,956
22,100	Emergent BioSolutions, Inc.*	960,687

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
38,955	Gartner, Inc.*	13,023,436
123,790	Globus Medical, Inc. Class A*	8,937,638
27,594	Grand Canyon Education, Inc.*	2,365,082
72,732	H&R Block, Inc.	1,713,566
87,572	Haemonetics Corp.*	4,644,819
72,184	Halozyme Therapeutics, Inc.*	2,902,519
20,284	Helen of Troy, Ltd.*	4,958,829
124,568	Horizon Therapeutics Plc*	13,423,448
364,150	Hostess Brands, Inc. Class A*	7,435,943
48,343	ICON Plc*	14,971,827
64,552	Ingles Markets, Inc. Class A	5,573,420
25,300	Ingredion, Inc.	2,444,992
132,416	Innoviva, Inc.*	2,284,176
36,049	Insulet Corp.*	9,591,557
39,356	Integer Holdings Corp.*	3,368,480
635,105	Ironwood Pharmaceuticals, Inc. Class A*	7,405,324
63,290	Jazz Pharmaceuticals Plc*	8,063,146
24,100	JM Smucker Co. (The)	3,273,262
29,514	Lancaster Colony Corp.	4,887,518
50,275	Lannett Co., Inc.* (a)	81,446
27,500	ManpowerGroup, Inc.	2,676,575
67,376	MEDNAX, Inc.*	1,833,301
30,804	Mirati Therapeutics, Inc.*	4,518,639
20,522	Molina Healthcare, Inc.*	6,527,638
189,985	Molson Coors Beverage Co. Class B	8,805,805
17,845	Morningstar, Inc.	6,102,812
120,371	Neurocrine Biosciences, Inc.*	10,251,998
46,443	Pacira BioSciences, Inc.*	2,794,475
92,297	Patterson Cos., Inc.	2,708,917
470,834	Paya Holdings, Inc.*	2,985,088
74,576	Paylocity Holding Corp.*	17,611,868
67,600	Perdoceo Education Corp.*	794,976
83,720	Performance Food Group Co.*	3,841,911
24,076	Pilgrim’s Pride Corp.*	678,943
253,911	Premier, Inc. Class A	10,453,516
31,500	Prestige Consumer Healthcare, Inc.*	1,910,475
76,502	PTC Therapeutics, Inc.*	3,047,075
13,900	Quest Diagnostics, Inc.	2,404,839
187,731	R1 RCM, Inc.*	4,785,263
29,600	Rent-A-Center, Inc.	1,421,984
73,885	Ritchie Bros Auctioneers, Inc.	4,522,501
77,311	Rocket Pharmaceuticals, Inc.* (a)	1,687,699
40,000	Select Medical Holdings Corp.	1,176,000
117,778	Simply Good Foods Co. (The)*	4,896,031
84,200	SpartanNash Co.	2,168,992
74,000	Sprouts Farmers Market, Inc.*	2,196,320
27,098	STERIS Plc	6,595,924
144,845	Syneos Health, Inc.*	14,872,685
55,770	TransUnion	6,613,207

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
53,100	Triton International, Ltd.	3,198,213
21,000	United Therapeutics Corp.*	4,537,680
27,300	Universal Corp.	1,499,316
12,800	Universal Health Services, Inc. Class B	1,659,648
76,600	Vanda Pharmaceuticals, Inc.*	1,201,854
27,217	Viad Corp.*	1,164,615
31,200	Weis Markets, Inc.	2,055,456
86,954	Xencor, Inc.*	3,488,594

		419,483,311

	Energy — 2.0%
327,798	Centennial Resource Development, Inc. Class A*	1,960,232
23,099	Chesapeake Energy Corp.	1,490,348
108,000	CNX Resources Corp.*	1,485,000
43,200	Continental Resources, Inc.	1,933,632
108,143	Devon Energy Corp.	4,763,699
131,064	Diamondback Energy, Inc.	14,135,252
8,230	Enphase Energy, Inc.*	1,505,596
207,260	HollyFrontier Corp.	6,793,983
70,700	National Energy Services Reunited Corp.* (a)	668,115
37,600	PDC Energy, Inc.	1,834,128
70,961	SM Energy Co.	2,091,930

		38,661,915

	Financial — 17.6%
61,500	Ally Financial, Inc.	2,928,015
80,608	American Campus Communities, Inc. REIT	4,618,032
197,238	American Equity Investment Life Holding Co.	7,676,503
85,538	American Financial Group, Inc.	11,746,078
179,000	Annaly Capital Management, Inc. REIT	1,399,780
64,400	Ares Capital Corp.	1,364,636
125,906	Ares Management Corp. Class A	10,232,381
46,409	Artisan Partners Asset Management, Inc. Class A	2,210,925
155,400	Associated Banc-Corp.	3,510,486
125,269	Atlantic Union Bankshares Corp.	4,671,281
99,456	Axis Capital Holdings, Ltd.	5,417,368
83,408	Axos Financial, Inc.*	4,663,341
68,600	Banco Latinoamericano de Comercio Exterior SA	1,138,760
40,800	Bank of NT Butterfield & Son, Ltd. (The)	1,554,888
60,081	BlackRock Capital Investment Corp.(a)	240,324
129,000	Braemar Hotels & Resorts, Inc. REIT*	657,900
177,700	Brandywine Realty Trust REIT	2,384,734
80,900	Brixmor Property Group, Inc. REIT	2,055,669
6,897	C&F Financial Corp.	353,057
67,515	Cedar Realty Trust, Inc. REIT	1,695,302
99,300	Chimera Investment Corp. REIT	1,497,444
61,400	Citizens Financial Group, Inc.	2,901,150
170,300	City Office REIT, Inc. REIT	3,358,316
70,981	CNA Financial Corp.	3,128,843

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
157,800	CNO Financial Group, Inc.	3,761,952
41,900	Comerica, Inc.	3,645,300
247,084	Douglas Emmett, Inc. REIT	8,277,314
213,209	Easterly Government Properties, Inc. REIT Class A	4,886,750
16,817	eHealth, Inc.*	428,834
49,200	Equitable Holdings, Inc.	1,613,268
27,600	Essent Group, Ltd.	1,256,628
12,450	Federal Agricultural Mortgage Corp. Class C	1,542,929
144,379	Fidelity National Financial, Inc.	7,533,696
75,500	Fifth Third Bancorp	3,288,025
35,500	Financial Institutions, Inc.	1,128,900
33,000	First American Financial Corp.	2,581,590
56,400	First Busey Corp.	1,529,568
184,900	First Horizon Corp.	3,019,417
46,200	Flagstar Bancorp, Inc.	2,214,828
135,100	FNB Corp.	1,638,763
196,300	Franklin Street Properties Corp. REIT	1,167,985
63,766	FS KKR Capital Corp.(a)	1,335,260
43,100	Gaming and Leisure Properties, Inc. REIT	2,097,246
912,540	Genworth Financial, Inc. Class A*	3,695,787
86,200	GEO Group, Inc. (The) REIT(a)	668,050
126,633	Glacier Bancorp, Inc.	7,180,091
85,200	Global Net Lease, Inc. REIT	1,301,856
164,739	GoHealth, Inc. Class A* (a)	624,361
40,642	Hamilton Lane, Inc. Class A	4,211,324
47,200	Hancock Whitney Corp.	2,360,944
66,600	Hanmi Financial Corp.	1,577,088
32,800	Heritage Insurance Holdings, Inc.	192,864
138,200	Hope Bancorp, Inc.	2,032,922
86,500	Horizon Bancorp, Inc.	1,803,525
179,934	Hudson Pacific Properties, Inc. REIT	4,446,169
143,553	Independence Realty Trust, Inc. REIT	3,707,974
69,000	Independent Bank Corp.	1,647,030
64,000	Industrial Logistics Properties Trust REIT	1,603,200
63,300	Iron Mountain, Inc. REIT	3,312,489
87,500	Jefferies Financial Group, Inc.	3,395,000
48,941	Kemper Corp.	2,877,241
26,391	Kinsale Capital Group, Inc.	6,278,155
52,020	Kite Realty Group Trust REIT	1,132,996
37,700	Lincoln National Corp.	2,573,402
44,420	LPL Financial Holdings, Inc.	7,111,198
121,600	Medical Properties Trust, Inc. REIT	2,873,408
262,500	MFA Financial, Inc. REIT	1,197,000
124,700	MGIC Investment Corp.	1,798,174
25,800	National Health Investors, Inc. REIT	1,482,726
139,500	Navient Corp.	2,960,190
113,300	New Mountain Finance Corp.	1,552,210
103,309	Newmark Group, Inc. Class A	1,931,878
532,185	Oaktree Specialty Lending Corp.	3,970,100

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
55,083	Office Properties Income Trust REIT	1,368,262
46,100	Omega Healthcare Investors, Inc. REIT	1,364,099
37,400	OneMain Holdings, Inc.	1,871,496
75,901	Pacific Premier Bancorp, Inc.	3,038,317
80,000	PennyMac Mortgage Investment Trust REIT	1,386,400
229,274	Physicians Realty Trust REIT	4,317,229
122,100	Piedmont Office Realty Trust, Inc. REIT Class A	2,244,198
83,866	Pinnacle Financial Partners, Inc.	8,009,203
39,843	Piper Sandler Cos.	7,112,374
25,500	Popular, Inc.	2,092,020
121,500	Preferred Apartment Communities, Inc. REIT	2,194,290
15,900	Preferred Bank	1,141,461
16,033	PS Business Parks, Inc. REIT	2,952,798
52,100	Radian Group, Inc.	1,100,873
96,600	Redwood Trust, Inc. REIT	1,274,154
125,700	Regions Financial Corp.	2,740,260
12,100	Reinsurance Group of America, Inc.	1,324,829
6,898	Retail Value, Inc. REIT	44,285
117,600	Sabra Health Care REIT, Inc. REIT	1,592,304
33,500	Sandy Spring Bancorp, Inc.	1,610,680
59,600	Service Properties Trust REIT	523,884
57,971	Signature Bank	18,751,879
59,246	StepStone Group, Inc. Class A	2,462,856
322,729	Summit Hotel Properties, Inc. REIT*	3,149,835
40,718	Sun Communities, Inc. REIT	8,549,559
128,700	Tanger Factory Outlet Centers, Inc. REIT	2,481,336
82,500	Umpqua Holdings Corp.	1,587,300
111,740	Uniti Group, Inc. REIT(a)	1,565,477
72,400	Universal Insurance Holdings, Inc.	1,230,800
92,500	Unum Group	2,272,725
35,200	Victory Capital Holdings, Inc. Class A	1,285,856
135,694	Voya Financial, Inc.	8,997,869
95,026	Western Alliance Bancorp	10,229,549
73,600	Western Union Co. (The)	1,313,024
10,334	White Mountains Insurance Group, Ltd.	10,477,643
51,600	Zions Bancorp NA	3,259,056

		342,770,998

	Industrial — 18.6%
16,000	Acuity Brands, Inc.	3,387,520
98,083	Advanced Drainage Systems, Inc.	13,352,039
35,988	Advanced Energy Industries, Inc.	3,277,067
23,700	AGCO Corp.	2,749,674
427,124	Air Transport Services Group, Inc.*	12,548,903
42,100	Apogee Enterprises, Inc.	2,027,115
36,846	AptarGroup, Inc.	4,512,898
18,100	ArcBest Corp.	2,169,285
110,405	Argan, Inc.	4,271,569
63,376	Armstrong World Industries, Inc.	7,359,221

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
26,450	Arrow Electronics, Inc.*	3,551,442
175,649	Atkore, Inc.*	19,530,412
34,700	Atlas Air Worldwide Holdings, Inc.*	3,265,964
36,166	Axon Enterprise, Inc.*	5,678,062
102,758	AZEK Co., Inc. (The) Class A*	4,751,530
44,700	Berry Global Group, Inc.*	3,297,966
80,443	Cognex Corp.	6,255,248
44,237	Colfax Corp.*	2,033,575
79,250	Columbus McKinnon Corp.	3,666,105
128,985	Comfort Systems USA, Inc.	12,761,776
13,400	Crane Co.	1,363,182
34,354	Curtiss-Wright Corp.	4,763,869
43,317	Eagle Materials, Inc.	7,210,548
25,290	Encore Wire Corp.	3,618,999
48,600	Energizer Holdings, Inc.	1,948,860
35,661	ESCO Technologies, Inc.	3,209,133
44,331	Exponent, Inc.	5,174,758
160,871	Federal Signal Corp.	6,972,149
461,442	Gates Industrial Corp. Plc*	7,341,542
5,621	Generac Holdings, Inc.*	1,978,142
86,559	Gibraltar Industries, Inc.*	5,771,754
411,528	GrafTech International, Ltd.	4,868,376
58,200	Greif, Inc. Class A	3,513,534
172,649	Harsco Corp.*	2,884,965
36,850	HEICO Corp.	5,314,507
138,544	Hexcel Corp.*	7,176,579
12,610	Hillenbrand, Inc.	655,594
31,135	Huntington Ingalls Industries, Inc.	5,814,150
22,700	IDEX Corp.	5,364,464
232,539	Ingersoll Rand, Inc.	14,387,188
65,700	Jabil, Inc.	4,621,995
26,560	John Bean Technologies Corp.	4,078,554
25,132	Kornit Digital, Ltd.*	3,826,347
25,816	Landstar System, Inc.	4,621,580
26,680	Lincoln Electric Holdings, Inc.	3,721,060
42,300	Matthews International Corp. Class A	1,551,141
78,100	MDU Resources Group, Inc.	2,408,604
31,900	Moog, Inc. Class A	2,582,943
29,994	Nordson Corp.	7,656,568
117,200	O-I Glass, Inc.*	1,409,916
19,100	Oshkosh Corp.	2,152,761
11,000	OSI Systems, Inc.*	1,025,200
26,500	Owens Corning	2,398,250
71,100	Primoris Services Corp.	1,704,978
51,445	RBC Bearings, Inc.*	10,390,347
18,850	Saia, Inc.*	6,353,016
38,000	Sanmina Corp.*	1,575,480
111,745	Schneider National, Inc. Class B	3,007,058
95,980	Sensata Technologies Holding Plc*	5,921,006

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
73,400	Silgan Holdings, Inc.	3,144,456
12,200	Snap-on, Inc.	2,627,636
13,800	TD SYNNEX Corp.	1,578,168
9,825	Teledyne Technologies, Inc.*	4,292,444
28,255	Tetra Tech, Inc.	4,797,699
22,200	Timken Co. (The)	1,538,238
35,441	TopBuild Corp.*	9,778,526
66,196	Toro Co. (The)	6,613,642
95,235	Trex Co., Inc.*	12,859,582
27,487	TriMas Corp.	1,017,019
52,167	Trimble, Inc.*	4,548,441
107,400	TTM Technologies, Inc.*	1,600,260
81,767	Universal Logistics Holdings, Inc.	1,542,126
82,300	Vishay Intertechnology, Inc.	1,799,901
32,060	Vulcan Materials Co.	6,655,015
58,900	Westrock Co.	2,612,804
103,490	WillScot Mobile Mini Holdings Corp.*	4,226,532

		362,018,957

	Technology — 13.6%
200,611	ACI Worldwide, Inc.*	6,961,202
485,859	Alight, Inc. Class A* (a)	5,252,136
32,400	Amdocs, Ltd.	2,424,816
136,400	Amkor Technology, Inc.	3,381,356
63,256	Avalara, Inc.*	8,166,982
421,425	Avaya Holdings Corp.*	8,344,215
39,007	Azenta, Inc.	4,022,012
10,280	Bill.com Holdings, Inc.*	2,561,262
37,296	Black Knight, Inc.*	3,091,465
40,449	Blackline, Inc.*	4,188,089
25,102	Broadridge Financial Solutions, Inc.	4,589,148
18,623	CACI International, Inc. Class A*	5,013,498
102,569	CDK Global, Inc.	4,281,230
66,075	Cerence, Inc.* (a)	5,063,988
14,706	Concentrix Corp.	2,626,786
1,549	Consensus Cloud Solutions, Inc.*	89,641
43,800	CSG Systems International, Inc.	2,523,756
121,811	DXC Technology Co.*	3,921,096
28,200	Ebix, Inc.(a)	857,280
27,719	Endava Plc, ADR*	4,654,574
55,495	Entegris, Inc.	7,690,497
17,518	Five9, Inc.*	2,405,572
22,450	Globant SA*	7,051,320
18,426	HubSpot, Inc.*	12,145,498
93,063	KBR, Inc.	4,431,660
67,750	Lumentum Holdings, Inc.*	7,165,917
54,059	Manhattan Associates, Inc.*	8,405,634
46,275	MaxLinear, Inc.*	3,488,672
62,503	MKS Instruments, Inc.	10,886,148

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
10,142	Monolithic Power Systems, Inc.	5,003,353
260,596	NCR Corp.*	10,475,959
44,375	Nova Measuring Instruments, Ltd.* (a)	6,500,938
68,432	Pegasystems, Inc.	7,652,066
50,952	Power Integrations, Inc.	4,732,931
163,194	Pure Storage, Inc. Class A*	5,311,965
113,154	Rapid7, Inc.*	13,317,094
41,400	Seagate Technology Holdings Plc	4,677,372
61,179	Semtech Corp.*	5,440,648
70,301	Silicon Laboratories, Inc.*	14,511,532
58,877	Silicon Motion Technology Corp., ADR	5,595,081
41,500	SMART Global Holdings, Inc.*	2,946,085
54,130	Smartsheet, Inc. Class A*	4,192,369
23,704	Synaptics, Inc.*	6,862,545
8,447	Tyler Technologies, Inc.*	4,544,064
29,700	Ultra Clean Holdings, Inc.*	1,703,592
64,300	Xerox Holdings Corp.	1,455,752
13,678	Zebra Technologies Corp. Class A*	8,141,146
6,530	Ziff Davis, Inc.*	723,916
726,630	Zynga, Inc. Class A*	4,650,432

		264,124,290

	Utilities — 1.4%
48,082	IDACORP, Inc.	5,448,171
24,700	National Fuel Gas Co.	1,579,318
94,200	NRG Energy, Inc.	4,058,136
86,537	OGE Energy Corp.	3,321,290
81,292	Portland General Electric Co.	4,301,973
410,915	Vistra Corp.	9,356,535

		28,065,423

	TOTAL COMMON STOCKS (COST $1,397,218,130)	1,871,202,180

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.1%

	Mutual Fund - Securities Lending Collateral — 0.1%
1,937,625	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	1,937,625

	TOTAL SHORT-TERM INVESTMENT (COST $1,937,625)	1,937,625

	TOTAL INVESTMENTS — 96.3% (Cost $1,399,155,755)	1,873,139,805

	Other Assets and Liabilities (net) — 3.7%	71,361,526

	NET ASSETS — 100.0%	$1,944,501,331

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	The rate disclosed is the 7-day net yield as of December 31, 2021.

(c)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
204	Russell 2000 E-mini Index	Mar 2022	$22,876,560	$448,368
90	S&P Mid 400 E-mini Index	Mar 2022	25,539,300	611,561

				$1,059,929

Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.2
Futures Contracts	0.1
Short-Term Investment	0.1
Other Assets and Liabilities (net)	3.6

100.0%

See accompanying Notes to the Schedule of Investments.